Employees And Payroll Accruals - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Employee and payroll accruals related to payroll accrued for the benefit of certain related parties, years 2002 to 2007	$ 4,351	$ 4,512